Consolidated Statements of Mezzanine Equity and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Mezzanine Equity [Member]	Class A Common Stock [Member]	Class C Common Stock [Member]	Previously Reported [Member]	Previously Reported [Member] Mezzanine Equity [Member]	Mezzanine Equity Previously Reported [Member] Mezzanine Equity [Member]	Retroactive Application Of Recapitalization [Member]	Retroactive Application Of Recapitalization [Member] Mezzanine Equity [Member]	Common Stock [Member] Class A Common Stock [Member]	Common Stock [Member] Class C Common Stock [Member]	Common Stock [Member] Previously Reported [Member] Class A Common Stock [Member]	Common Stock [Member] Previously Reported [Member] Class C Common Stock [Member]	Common Stock [Member] Retroactive Application Of Recapitalization [Member] Class A Common Stock [Member]	Common Stock [Member] Retroactive Application Of Recapitalization [Member] Class C Common Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Additional Paid-in Capital [Member] Retroactive Application Of Recapitalization [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Previously Reported [Member]	Accumulated Deficit [Member] Retroactive Application Of Recapitalization [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Previously Reported [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Retroactive Application Of Recapitalization [Member]
Mezzanine equity at Dec. 31, 2019						$ 223,442			$ 223,442
Mezzanine equity (in Shares) at Dec. 31, 2019						28,207,674	137,536,388		165,744,062
Balance at Dec. 31, 2019					$ (80,030)			$ (80,030)				$ 3	$ 0	$ 3	$ 0		$ 14,028	$ 14,028		$ (94,061)	$ (94,061)		$ 0	$ 0
Balance (in Shares) at Dec. 31, 2019										17,170,194		3,521,477	0	20,691,671	0
Proceeds from exercise of stock options	$ 226															$ 226
Proceeds from exercise of stock options (in Shares)										597,174
Stock-based compensation	3,324															3,324
Other comprehensive income	1																					$ 1
Net loss	(57,643)		$ (57,642)																$ (57,643)
Mezzanine equity at Dec. 31, 2020	223,442	$ 223,442
Mezzanine equity (in Shares) at Dec. 31, 2020		165,744,062
Balance at Dec. 31, 2020	(134,122)									$ 3	$ 0					17,578			(151,704)			1
Balance (in Shares) at Dec. 31, 2020										21,288,845	0
Issuance of common shares upon merger	192,088									$ 2						2,752
Issuance of common shares upon merger (in Shares)										15,312,113	5,750,000
Issuance of common stock via PIPE	165,000									$ 1						164,999
Issuance of common stock via PIPE (in Shares)										16,500,000
Mezzanine equity conversion	223,442	$ (223,442)								$ 16						223,426
Mezzanine equity conversion (in Shares)		(165,744,062)								165,744,062
Proceeds from exercise of stock options	3,105									$ 2						3,103
Proceeds from exercise of stock options (in Shares)										6,583,167
Reclassification of restricted stock to equity	12,001															12,001
Stock-based compensation	25,448															25,448
Other comprehensive income	(17)																					(17)
Net loss	(153,380)		$ (149,960)	$ (3,437)															(153,380)
Mezzanine equity at Dec. 31, 2021	0	$ 0
Mezzanine equity (in Shares) at Dec. 31, 2021		0
Balance at Dec. 31, 2021	$ 144,231									$ 24	$ 0					$ 449,307			$ (305,084)			$ (16)
Balance (in Shares) at Dec. 31, 2021										225,428,187	5,750,000